JPMorgan Core Focus SMA Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 33.7%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (a)	61	60
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	330	298
American Credit Acceptance Receivables Trust
Series 2020-3, Class C, 1.85%, 6/15/2026 (a)	148	147
Series 2021-2, Class C, 0.97%, 7/13/2027 (a)	204	199
AMSR Trust Series 2020-SFR2, Class A, 1.63%, 7/17/2037 (a)	150	140
Business Jet Securities LLC Series 2022-1A, Class A, 4.46%, 6/15/2037 (a)	150	146
CarMax Auto Owner Trust Series 2020-1, Class B, 2.21%, 9/15/2025	112	110
CarNow Auto Receivables Trust Series 2021-1A, Class A, 0.97%, 10/15/2024 (a)	34	34
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	119	114
Series 2021-P1, Class B, 1.19%, 1/11/2027	200	186
Series 2021-P1, Class C, 1.53%, 3/10/2027	200	185
CoreVest American Finance Trust Series 2019-2, Class B, 3.42%, 6/15/2052 ‡ (a)	250	231
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class A, 2.01%, 2/15/2029 (a)	149	148
Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	250	244
Series 2020-3A, Class B, 1.77%, 12/17/2029 (a)	250	237
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	58	55
Drive Auto Receivables Trust Series 2020-1, Class D, 2.70%, 5/17/2027	400	396
DT Auto Owner Trust
Series 2019-2A, Class C, 3.18%, 2/18/2025 (a)	17	17
Series 2021-4A, Class B, 1.02%, 5/15/2026 (a)	200	192
Elara HGV Timeshare Issuer LLC Series 2021-A, Class A, 1.36%, 8/27/2035 (a)	85	79
Exeter Automobile Receivables Trust Series 2021-3A, Class C, 0.96%, 10/15/2026	150	144
Flagship Credit Auto Trust
Series 2019-3, Class B, 2.48%, 8/15/2024 (a)	108	108
Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	167	167
Series 2020-1, Class C, 2.24%, 1/15/2026 (a)	500	493
Series 2020-2, Class C, 3.80%, 4/15/2026 (a)	200	200
Freed ABS Trust Series 2021-1CP, Class A, 0.66%, 3/20/2028 (a)	10	10
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (a)	150	135
GLS Auto Receivables Trust Series 2021-2A, Class B, 0.77%, 9/15/2025 (a)	40	39
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (b)	83	78
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	39	38
Home Partners of America Trust Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	145	132
Lendingpoint Asset Securitization Trust Series 2021-A, Class A, 1.00%, 12/15/2028 (a)	72	72
Lendmark Funding Trust Series 2019-1A, Class A, 3.00%, 12/20/2027 (a)	175	174
Marlette Funding Trust Series 2021-1A, Class A, 0.60%, 6/16/2031 (a)	13	13
NMEF Funding LLC Series 2021-A, Class A2, 0.81%, 12/15/2027 (a)	214	211
Octane Receivables Trust
Series 2021-1A, Class A, 0.93%, 3/22/2027 (a)	60	58
Series 2022-1A, Class A2, 4.18%, 3/20/2028 (a)	155	155
Progress Residential Series 2021-SFR4, Class A, 1.56%, 5/17/2038 (a)	150	137
Progress Residential Trust
Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (a)	150	143
Series 2021-SFR2, Class A, 1.55%, 4/19/2038 (a)	150	137
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	305	274

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Santander Consumer Auto Receivables Trust Series 2020-AA, Class C, 3.71%, 2/17/2026 (a)	400	401
Upstart Securitization Trust Series 2021-1, Class A, 0.87%, 3/20/2031 (a)	113	112
US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	46	46
Westgate Resorts LLC Series 2022-1A, Class A, 1.79%, 8/20/2036 (a)	238	229
Westlake Automobile Receivables Trust Series 2021-1A, Class C, 0.95%, 3/16/2026 (a)	125	120
Total Asset-Backed Securities (Cost $7,313)		7,044
Collateralized Mortgage Obligations — 28.7%
FHLMC, REMIC
Series 2926, Class EW, 5.00%, 1/15/2025	122	125
Series 3935, Class GA, 3.00%, 10/15/2026	193	193
Series 2488, Class GM, 6.00%, 8/15/2032	18	19
Series 4151, Class YC, 2.50%, 1/15/2033	90	85
Series 2740, Class PE, 5.50%, 1/15/2034	63	67
Series 2943, Class ZC, 5.00%, 2/15/2034	25	26
Series 2768, Class PK, 5.00%, 3/15/2034	23	25
Series 3237, Class CE, 5.50%, 11/15/2036	50	55
Series 3249, Class CB, 4.25%, 12/15/2036	36	36
Series 3258, Class XX, 5.50%, 12/15/2036	46	49
Series 4031, Class AB, 5.50%, 6/15/2037	80	85
Series 3404, Class DC, 5.50%, 1/15/2038	50	52
Series 3601, Class HB, 5.00%, 11/15/2039	25	26
Series 3626, Class ME, 5.00%, 1/15/2040	24	26
Series 3680, Class ZA, 4.50%, 6/15/2040	70	73
Series 3777, Class WA, 4.00%, 12/15/2040	54	54
Series 3772, Class NE, 4.50%, 12/15/2040	180	173
Series 3939, Class AZ, 4.00%, 3/15/2041	72	71
Series 4240, Class DK, 4.00%, 11/15/2042	40	40
Series 4283, Class EW, 4.50%, 12/15/2043 (b)	55	55
Series 4887, Class EA, 2.50%, 6/15/2049	289	276
FNMA, REMIC
Series 2013-17, Class YM, 4.00%, 3/25/2033	52	53
Series 2003-32, Class UJ, 5.50%, 5/25/2033	17	18
Series 2003-82, Class Z, 5.50%, 8/25/2033	27	29
Series 2004-17, Class H, 5.50%, 4/25/2034	66	70
Series 2004-31, Class MZ, 4.25%, 5/25/2034	32	33
Series 2004-36, Class CB, 5.00%, 5/25/2034	17	18
Series 2004-91, Class BR, 5.50%, 12/25/2034	22	23
Series 2009-13, Class PM, 4.00%, 4/25/2035	35	35
Series 2005-29, Class WQ, 5.50%, 4/25/2035	81	87
Series 2005-109, Class GD, 6.00%, 10/25/2035	10	10
Series 2015-65, Class LD, 3.50%, 1/25/2036	147	146
Series 2005-122, Class PY, 6.00%, 1/25/2036	67	72
Series 2006-24, Class Z, 5.50%, 4/25/2036	71	76
Series 2007-36, Class PH, 5.50%, 4/25/2037	21	22
Series 2007-60, Class ZB, 4.75%, 5/25/2037	159	164
Series 2009-42, Class TZ, 4.50%, 3/25/2039	243	244
Series 2009-66, Class KE, 4.00%, 9/25/2039	34	35

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-105, Class DB, 4.50%, 12/25/2039	25	26
Series 2010-43, Class EM, 5.00%, 5/25/2040	21	22
Series 2010-87, Class PJ, 3.50%, 6/25/2040	6	6
Series 2010-59, Class EB, 5.00%, 6/25/2040	300	326
Series 2011-146, Class LX, 3.50%, 10/25/2040	188	190
Series 2010-133, Class GP, 4.00%, 11/25/2040	250	255
Series 2010-123, Class KU, 4.50%, 11/25/2040	78	78
Series 2010-129, Class PZ, 4.50%, 11/25/2040	87	79
Series 2010-136, Class CY, 4.00%, 12/25/2040	290	296
Series 2010-141, Class AL, 4.00%, 12/25/2040	74	75
Series 2010-154, Class KZ, 4.50%, 1/25/2041	49	50
Series 2011-55, Class BZ, 3.50%, 6/25/2041	139	139
Series 2011-115, Class UC, 4.00%, 11/25/2041	23	22
Series 2013-114, Class LM, 4.00%, 3/25/2042	169	171
Series 2012-124, Class PA, 2.50%, 7/25/2042	160	154
Series 2012-120, Class PA, 3.50%, 10/25/2042	55	55
Series 2014-19, Class Z, 4.50%, 4/25/2044	289	299
Series 2016-103, Class LA, 3.00%, 5/25/2044	187	187
Series 2015-61, Class PV, 3.50%, 5/25/2044	16	17
Series 2016-32, Class PA, 3.00%, 12/25/2045	93	91
Series 2017-110, Class PB, 3.00%, 2/25/2057	265	236
GNMA
Series 2003-46, Class HA, 4.50%, 6/20/2033	57	58
Series 2004-55, Class MC, 5.50%, 7/20/2034	13	14
Series 2005-16, Class CA, 5.00%, 2/20/2035	21	22
Series 2005-17, Class GE, 5.00%, 2/20/2035	95	100
Series 2008-25, Class AD, 4.50%, 3/20/2038	68	70
Series 2009-16, Class ZD, 6.00%, 3/20/2039	86	92
Series 2009-58, Class PA, 4.50%, 7/20/2039	95	96
Towd Point Mortgage Trust Series 2017-6, Class A1, 2.75%, 10/25/2057 ‡ (a) (b)	30	29
Total Collateralized Mortgage Obligations (Cost $6,182)		6,001
Corporate Bonds — 23.5%
Aerospace & Defense — 0.7%
Boeing Co. (The)
2.75%, 2/1/2026	70	66
3.63%, 2/1/2031	10	9
5.81%, 5/1/2050	15	15
Northrop Grumman Corp. 3.85%, 4/15/2045	20	17
Raytheon Technologies Corp. 4.15%, 5/15/2045	40	37
		144
Air Freight & Logistics — 0.1%
FedEx Corp. 4.05%, 2/15/2048	30	26
Auto Components — 0.1%
Lear Corp. 3.55%, 1/15/2052	35	24
Automobiles — 1.2%
General Motors Co. 5.20%, 4/1/2045	15	14

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — continued
Hyundai Capital America
1.00%, 9/17/2024 (a)	70	66
1.80%, 10/15/2025 (a)	100	92
Nissan Motor Acceptance Co. LLC
3.88%, 9/21/2023 (a)	30	30
2.00%, 3/9/2026 (a)	45	40
		242
Banks — 1.5%
Bank of America Corp.
4.20%, 8/26/2024	60	61
5.00%, 1/21/2044	55	57
(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 1/23/2049 (c)	15	13
Citigroup, Inc.
3.20%, 10/21/2026	19	18
8.13%, 7/15/2039	30	41
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.78%, 3/2/2025	15	15
3.74%, 3/7/2029	55	53
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.36%, 7/12/2027	25	24
Wells Fargo & Co. 4.65%, 11/4/2044	30	29
		311
Beverages — 0.5%
Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046	25	25
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.90%, 2/1/2046	10	10
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	15	15
4.95%, 1/15/2042	36	37
Constellation Brands, Inc. 3.75%, 5/1/2050	5	4
Keurig Dr Pepper, Inc. 5.09%, 5/25/2048	5	5
Molson Coors Beverage Co. 4.20%, 7/15/2046	15	13
		109
Biotechnology — 0.6%
AbbVie, Inc.
4.55%, 3/15/2035	10	10
4.70%, 5/14/2045	15	15
4.45%, 5/14/2046	25	24
4.88%, 11/14/2048	15	15
Amgen, Inc. 4.20%, 2/22/2052	25	23
Biogen, Inc.
2.25%, 5/1/2030	14	12
3.15%, 5/1/2050	12	9
Gilead Sciences, Inc. 4.80%, 4/1/2044	15	15
		123
Capital Markets — 1.2%
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	15	18

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Goldman Sachs Group, Inc. (The) (ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (c)	65	61
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (c)	20	19
Morgan Stanley
3.13%, 7/27/2026	35	34
3.95%, 4/23/2027	25	25
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (c)	50	50
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	10	8
Northern Trust Corp. 4.00%, 5/10/2027	30	31
State Street Corp. (SOFR + 1.61%), 4.42%, 5/13/2033 (c)	5	5
		251
Chemicals — 0.3%
CF Industries, Inc. 5.15%, 3/15/2034	15	15
LYB International Finance III LLC 3.38%, 10/1/2040	20	17
Mosaic Co. (The)
3.25%, 11/15/2022	10	10
4.05%, 11/15/2027	10	10
Nutrien Ltd. (Canada) 3.00%, 4/1/2025	20	20
		72
Construction Materials — 0.3%
Eagle Materials, Inc. 2.50%, 7/1/2031	50	41
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	30	29
		70
Consumer Finance — 1.1%
American Express Co. 3.38%, 5/3/2024	20	20
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	25	25
4.38%, 5/1/2026 (a)	65	62
2.53%, 11/18/2027 (a)	45	39
Capital One Financial Corp.
4.20%, 10/29/2025	15	15
3.75%, 3/9/2027	25	25
General Motors Financial Co., Inc.
1.25%, 1/8/2026	25	22
2.70%, 6/10/2031	25	21
		229
Diversified Financial Services — 0.3%
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (a)	5	5
3.85%, 6/15/2025 (a)	30	30
Shell International Finance BV (Netherlands) 5.50%, 3/25/2040	20	22
		57
Diversified Telecommunication Services — 1.0%
AT&T, Inc.
2.25%, 2/1/2032	15	13
2.55%, 12/1/2033	52	44

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
3.50%, 9/15/2053	68	55
Deutsche Telekom International Finance BV (Germany) 8.75%, 6/15/2030 (d)	10	13
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	15	17
Verizon Communications, Inc.
2.10%, 3/22/2028	25	23
4.86%, 8/21/2046	46	48
		213
Electric Utilities — 1.2%
Cleveland Electric Illuminating Co. (The) 5.95%, 12/15/2036	20	22
Duke Energy Corp. 3.75%, 9/1/2046	25	21
Emera US Finance LP (Canada)
3.55%, 6/15/2026	10	10
4.75%, 6/15/2046	20	19
Evergy, Inc. 2.90%, 9/15/2029	30	27
Fortis, Inc. (Canada) 3.06%, 10/4/2026	19	18
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	15	14
Metropolitan Edison Co. 3.50%, 3/15/2023 (a)	15	15
Pacific Gas and Electric Co. 1.37%, 3/10/2023	80	78
PPL Capital Funding, Inc. 3.10%, 5/15/2026	20	19
		243
Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics, Inc.
3.25%, 9/8/2024	15	15
3.88%, 1/12/2028	15	14
Corning, Inc.
5.35%, 11/15/2048	20	21
4.38%, 11/15/2057	15	14
		64
Energy Equipment & Services — 0.5%
Baker Hughes Holdings LLC 4.08%, 12/15/2047	30	27
Halliburton Co. 4.50%, 11/15/2041	10	9
NOV, Inc. 3.60%, 12/1/2029	30	28
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (a)	15	15
4.30%, 5/1/2029 (a)	30	30
		109
Entertainment — 0.3%
Activision Blizzard, Inc.
1.35%, 9/15/2030	20	17
2.50%, 9/15/2050	15	11
Netflix, Inc. 5.75%, 3/1/2024	30	31
Take-Two Interactive Software, Inc. 3.30%, 3/28/2024	10	10
		69
Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities, Inc. 2.95%, 3/15/2034	15	13

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
American Campus Communities Operating Partnership LP 2.25%, 1/15/2029	10	9
American Tower Corp.
5.00%, 2/15/2024	30	31
3.95%, 3/15/2029	15	14
1.88%, 10/15/2030	50	40
Boston Properties LP 3.40%, 6/21/2029	25	23
Brixmor Operating Partnership LP 3.65%, 6/15/2024	25	25
Crown Castle International Corp. 4.45%, 2/15/2026	30	30
CubeSmart LP 2.25%, 12/15/2028	15	13
Equinix, Inc.
1.25%, 7/15/2025	10	9
3.20%, 11/18/2029	18	17
Healthpeak Properties, Inc. 3.40%, 2/1/2025	25	25
Host Hotels & Resorts LP 3.88%, 4/1/2024	15	15
Kilroy Realty LP 2.65%, 11/15/2033	20	16
Life Storage LP
4.00%, 6/15/2029	25	24
2.40%, 10/15/2031	25	21
Mid-America Apartments LP 4.20%, 6/15/2028	25	25
Realty Income Corp.
2.20%, 6/15/2028	25	22
2.85%, 12/15/2032	25	22
Regency Centers LP 3.70%, 6/15/2030	20	19
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (a)	60	59
UDR, Inc.
4.40%, 1/26/2029	20	20
3.00%, 8/15/2031	20	18
Welltower, Inc.
4.00%, 6/1/2025	25	25
6.50%, 3/15/2041	10	12
WP Carey, Inc. 2.40%, 2/1/2031	25	21
		568
Food & Staples Retailing — 0.1%
Kroger Co. (The) 5.15%, 8/1/2043	30	30
Food Products — 0.2%
Conagra Brands, Inc. 5.30%, 11/1/2038	5	5
Kraft Heinz Foods Co.
3.88%, 5/15/2027	10	10
5.00%, 7/15/2035	5	5
4.88%, 10/1/2049	5	5
Tyson Foods, Inc. 5.15%, 8/15/2044	10	10
		35
Gas Utilities — 0.1%
CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	10	10

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — 0.3%
Becton Dickinson and Co.
3.70%, 6/6/2027	10	10
2.82%, 5/20/2030	30	27
Boston Scientific Corp. 4.70%, 3/1/2049	10	10
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	20	17
		64
Health Care Providers & Services — 0.8%
Anthem, Inc. 4.63%, 5/15/2042	20	20
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	15	11
Cigna Corp. 3.40%, 3/15/2051	25	20
CVS Health Corp.
4.30%, 3/25/2028	10	10
4.78%, 3/25/2038	27	27
HCA, Inc.
4.50%, 2/15/2027	20	20
5.25%, 6/15/2049	15	15
Humana, Inc. 3.95%, 3/15/2027	25	25
Quest Diagnostics, Inc.
3.45%, 6/1/2026	10	10
2.80%, 6/30/2031	15	13
		171
Hotels, Restaurants & Leisure — 0.2%
McDonald's Corp. 4.70%, 12/9/2035	30	31
Starbucks Corp. 4.45%, 8/15/2049	15	14
		45
Industrial Conglomerates — 0.2%
General Electric Co. 6.75%, 3/15/2032	38	44
Insurance — 0.8%
American Financial Group, Inc. 3.50%, 8/15/2026	20	20
Athene Global Funding 2.95%, 11/12/2026 (a)	30	28
Athene Holding Ltd. 4.13%, 1/12/2028	10	10
Brighthouse Financial Global Funding 1.20%, 12/15/2023 (a)	27	26
Cincinnati Financial Corp. 6.92%, 5/15/2028	20	23
Lincoln National Corp. 4.35%, 3/1/2048	20	18
Markel Corp.
3.50%, 11/1/2027	20	20
5.00%, 5/20/2049	15	15
		160
IT Services — 0.3%
Fiserv, Inc. 2.65%, 6/1/2030	30	26
Global Payments, Inc. 2.90%, 11/15/2031	30	26
		52

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — 0.7%
Charter Communications Operating LLC
4.91%, 7/23/2025	25	26
3.75%, 2/15/2028	15	14
5.75%, 4/1/2048	10	10
4.80%, 3/1/2050	20	17
Comcast Corp. 3.90%, 3/1/2038	45	43
Discovery Communications LLC 4.65%, 5/15/2050	30	25
Paramount Global 4.95%, 1/15/2031	12	12
		147
Metals & Mining — 0.4%
Glencore Funding LLC (Australia)
4.63%, 4/29/2024 (a)	15	15
1.63%, 9/1/2025 (a)	20	19
2.63%, 9/23/2031 (a)	30	25
Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (a)	10	9
Teck Resources Ltd. (Canada) 6.13%, 10/1/2035	20	22
		90
Multiline Retail — 0.1%
Dollar General Corp. 4.13%, 5/1/2028	5	5
Kohl's Corp.
3.38%, 5/1/2031	6	5
5.55%, 7/17/2045	10	9
		19
Multi-Utilities — 0.3%
Ameren Corp. 1.75%, 3/15/2028	5	4
Dominion Energy, Inc. Series C, 4.05%, 9/15/2042	20	18
Puget Energy, Inc. 2.38%, 6/15/2028	10	9
Sempra Energy 3.80%, 2/1/2038	25	22
		53
Oil, Gas & Consumable Fuels — 2.3%
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (a)	30	30
Boardwalk Pipelines LP 5.95%, 6/1/2026	20	21
Buckeye Partners LP 5.85%, 11/15/2043	10	8
Canadian Natural Resources Ltd. (Canada)
2.95%, 7/15/2030	15	14
4.95%, 6/1/2047	5	5
Chevron USA, Inc. 5.05%, 11/15/2044	30	31
CNOOC Petroleum North America ULC (China) 5.88%, 3/10/2035	20	21
Devon Energy Corp. 5.25%, 9/15/2024	20	21
Enbridge, Inc. (Canada) 4.25%, 12/1/2026	20	20
Energy Transfer LP
4.00%, 10/1/2027	10	10
5.35%, 5/15/2045	30	27
6.25%, 4/15/2049	15	15
Enterprise Products Operating LLC 5.10%, 2/15/2045	25	25

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
EQT Corp. 3.13%, 5/15/2026 (a)	10	9
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	50	47
Kinder Morgan, Inc. 3.25%, 8/1/2050	10	7
Magellan Midstream Partners LP 4.20%, 10/3/2047	10	9
Marathon Petroleum Corp. 6.50%, 3/1/2041	15	17
MPLX LP
4.13%, 3/1/2027	15	15
4.50%, 4/15/2038	10	9
5.20%, 3/1/2047	15	14
ONEOK, Inc. 4.45%, 9/1/2049	15	13
Phillips 66 4.88%, 11/15/2044	7	7
Pioneer Natural Resources Co. 1.90%, 8/15/2030	30	25
Plains All American Pipeline LP 3.55%, 12/15/2029	30	28
Spectra Energy Partners LP 4.50%, 3/15/2045	20	18
Suncor Energy, Inc. (Canada) 5.35%, 7/15/2033	20	21
		487
Pharmaceuticals — 0.3%
Mylan, Inc. 5.20%, 4/15/2048	10	9
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	25	24
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	10	10
Zoetis, Inc. 4.70%, 2/1/2043	15	15
		58
Road & Rail — 0.7%
Burlington Northern Santa Fe LLC 4.40%, 3/15/2042	30	29
CSX Corp. 4.30%, 3/1/2048	20	19
ERAC USA Finance LLC 5.63%, 3/15/2042 (a)	30	31
Norfolk Southern Corp.
4.65%, 1/15/2046	10	10
4.05%, 8/15/2052	15	14
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (a)	30	28
3.25%, 3/15/2032	20	17
		148
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Corp.
3.13%, 1/15/2025	30	29
3.88%, 1/15/2027	25	25
Microchip Technology, Inc. 0.97%, 2/15/2024	21	20
		74
Software — 0.3%
Oracle Corp. 3.85%, 7/15/2036	50	42
VMware, Inc.
1.80%, 8/15/2028	5	5
2.20%, 8/15/2031	15	12
		59

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — 0.1%
AutoZone, Inc.
4.00%, 4/15/2030	10	10
1.65%, 1/15/2031	20	16
		26
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC
5.45%, 6/15/2023	3	3
6.02%, 6/15/2026	20	21
6.20%, 7/15/2030	10	11
		35
Tobacco — 0.4%
Altria Group, Inc.
3.40%, 5/6/2030	30	27
3.88%, 9/16/2046	15	11
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	5	5
3.56%, 8/15/2027	20	19
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	25	23
		85
Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.25%, 3/1/2025	10	10
3.25%, 10/1/2029	20	18
Aviation Capital Group LLC 3.50%, 11/1/2027 (a)	20	18
		46
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc. (Canada) 4.50%, 3/15/2043	10	9
T-Mobile USA, Inc.
3.75%, 4/15/2027	15	15
4.50%, 4/15/2050	5	5
Vodafone Group plc (United Kingdom) 5.00%, 5/30/2038	11	11
		40
Total Corporate Bonds (Cost $5,395)		4,902
Commercial Mortgage-Backed Securities — 6.8%
20 Times Square Trust
Series 2018-20TS, Class D, 3.10%, 5/15/2035 ‡ (a) (b)	100	95
Series 2018-20TS, Class E, 3.10%, 5/15/2035 ‡ (a) (b)	100	94
Cantor Commercial Real Estate Lending Series 2019-CF1, Class A5, 3.79%, 5/15/2052	150	146
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class A3, 2.82%, 4/10/2046	24	23
Series 2014-GC19, Class A3, 3.75%, 3/10/2047	8	8
Series 2014-GC23, Class A3, 3.36%, 7/10/2047	8	8

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Commercial Mortgage Trust
Series 2014-UBS2, Class A4, 3.69%, 3/10/2047	7	7
Series 2014-CR17, Class A4, 3.70%, 5/10/2047	27	27
Series 2014-UBS3, Class A3, 3.55%, 6/10/2047	24	24
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K731, Class AM, 3.60%, 2/25/2025 (b)	200	202
Series K090, Class A2, 3.42%, 2/25/2029	120	121
FREMF Mortgage Trust Series 2013-K26, Class B, 3.59%, 12/25/2045 (a) (b)	99	99
GS Mortgage Securities Trust
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	111	112
Series 2013-GC16, Class B, 5.16%, 11/10/2046 (b)	50	50
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class C, 5.19%, 11/15/2045 (b)	30	30
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11, Class A4, 2.69%, 4/15/2046	13	14
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class A3, 3.47%, 12/15/2047	125	124
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	120	105
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4, Class A3, 3.45%, 12/15/2048	120	118
WFRBS Commercial Mortgage Trust Series 2013-C13, Class A3, 2.75%, 5/15/2045	24	24
Total Commercial Mortgage-Backed Securities (Cost $1,471)		1,431
Mortgage-Backed Securities — 3.3%
FHLMC Gold Pools, Other Pool # U90067 4.00%, 8/1/2042	72	73
FNMA, Other
Pool # AM4660 3.77%, 12/1/2025	127	131
Pool # AM5940 3.24%, 6/1/2026	64	64
Pool # BL0004 3.50%, 9/1/2028	250	253
Pool # AM6428 3.58%, 8/1/2029	83	81
Pool # AM6430 3.58%, 8/1/2029	82	83
Total Mortgage-Backed Securities (Cost $717)		685
	SHARES (000)
Short Term Investments — 3.8%
Investment Companies — 3.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (e) (f) (Cost $788)	788	788
Total Investments — 99.8% (Cost $21,866)		20,851
Other Assets Less Liabilities — 0.2%		36
NET ASSETS — 100.0%		20,887

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of May 31, 2022.

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$6,813	$231	$7,044
Collateralized Mortgage Obligations	—	5,972	29	6,001
Commercial Mortgage-Backed Securities	—	1,242	189	1,431
Corporate Bonds	—	4,902	—	4,902
Mortgage-Backed Securities	—	685	—	685
Short-Term Investments
Investment Companies	788	—	—	788
Total Investments in Securities	$788	$19,614	$449	$20,851
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2022
Investments in securities:
Asset-Backed Securities	$283	$—	$(19)	$—	$—	$—	$—	$—	$(33)	$231
Collateralized Mortgage Obligations	—	—	(1)	—(b)	—	(3)	—	—	33	29
Commercial Mortgage-Backed Securities	191	—	(2)	—(b)	—	—	—	—	—	189
Total	$474	$—	$(22)	$—(b)	$—	$(3)	$—	$—	$—	$449

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obligations.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(23).
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$231	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.78% (4.78%)

Asset-Backed Securities	231
	29	Discounted Cash Flow	Constant Prepayment Rate	11.00% (11.00%)
			Yield (Discount Rate of Cash Flows)	4.01% (4.01%)

JPMorgan Core Focus SMA Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
Collateralized Mortgage Obligations	29
	189	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	8.51% – 9.51% (9.01%)

Commercial Mortgage-Backed Securities	189
Total	$449

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.78% (a) (b)	$636	$1,412	$1,260	$—(c)	$—(c)	$788	788	$1	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.
(c)	Amount rounds to less than one thousand.